Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000198632 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Real Assets Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 998,255,806
Holdings Count | Holding	285
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$998,255,806
Total number of portfolio holdings	285
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Exxon Mobil Corp.	3.1%
Shell PLC	2.4%
Equinix, Inc.	2.4%
Prologis, Inc.	2.4%
Welltower, Inc.	2.1%
Chevron Corp.	2.0%
Canadian Natural Resources, Ltd.	1.9%
AvalonBay Communities, Inc.	1.6%
Freeport-McMoRan, Inc.	1.6%
TotalEnergies SE	1.5%

Sector Composition
Real estate	35.3%
Energy	32.8%
Materials	18.1%
Utilities	6.2%
Industrials	2.0%
Consumer discretionary	2.0%
Information technology	1.1%
Communication services	0.8%
Health care	0.3%
Financials	0.3%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	3.1%
Shell PLC	2.4%
Equinix, Inc.	2.4%
Prologis, Inc.	2.4%
Welltower, Inc.	2.1%
Chevron Corp.	2.0%
Canadian Natural Resources, Ltd.	1.9%
AvalonBay Communities, Inc.	1.6%
Freeport-McMoRan, Inc.	1.6%
TotalEnergies SE	1.5%

C000227916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	JACJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Net Assets	$ 1,409,010,507
Holdings Count | Holding	64
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

C000227917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	JACLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$97	1.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.92%
Net Assets	$ 1,409,010,507
Holdings Count | Holding	64
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

C000227914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	JACBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 1,409,010,507
Holdings Count | Holding	64
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

C000227913 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class NAV
Trading Symbol	JACFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 1,409,010,507
Holdings Count | Holding	64
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

C000227915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	JACEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 1,409,010,507
Holdings Count | Holding	64
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

C000236695 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class I
Trading Symbol	JHFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 10,606,707
Holdings Count | Holding	57
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$10,606,707
Total number of portfolio holdings	57
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Crown Castle, Inc.	4.2%
Elevance Health, Inc.	3.7%
Oracle Corp.	3.5%
Comcast Corp., Class A	3.1%
Nasdaq, Inc.	2.9%
GSK PLC, ADR	2.9%
Cheniere Energy, Inc.	2.9%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Company	2.5%
LyondellBasell Industries NV, Class A	2.5%

Sector Composition
Financials	19.6%
Health care	16.1%
Consumer discretionary	13.2%
Consumer staples	9.9%
Energy	8.1%
Information technology	7.8%
Industrials	5.8%
Real estate	5.2%
Communication services	4.9%
Materials	2.5%
Short-term investments and other	6.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Crown Castle, Inc.	4.2%
Elevance Health, Inc.	3.7%
Oracle Corp.	3.5%
Comcast Corp., Class A	3.1%
Nasdaq, Inc.	2.9%
GSK PLC, ADR	2.9%
Cheniere Energy, Inc.	2.9%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Company	2.5%
LyondellBasell Industries NV, Class A	2.5%

C000247102 [Member]
Shareholder Report [Line Items]
Fund Name	Global Climate Action Fund
Class Name	Class I
Trading Symbol	JLFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 6,008,562
Holdings Count | Holding	40
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,008,562
Total number of portfolio holdings	40
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.3%
Visa, Inc., Class A	4.3%
Salesforce, Inc.	4.1%
London Stock Exchange Group PLC	3.6%
McDonald's Corp.	3.6%
Canadian Pacific Kansas City, Ltd.	3.6%
Amadeus IT Group SA	3.5%
Intertek Group PLC	3.5%
McKesson Corp.	3.4%
Lowe's Companies, Inc.	3.4%

Sector Composition
Information technology	25.8%
Industrials	18.3%
Health care	17.7%
Financials	15.1%
Consumer discretionary	12.6%
Consumer staples	5.3%
Communication services	4.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.3%
Visa, Inc., Class A	4.3%
Salesforce, Inc.	4.1%
London Stock Exchange Group PLC	3.6%
McDonald's Corp.	3.6%
Canadian Pacific Kansas City, Ltd.	3.6%
Amadeus IT Group SA	3.5%
Intertek Group PLC	3.5%
McKesson Corp.	3.4%
Lowe's Companies, Inc.	3.4%